Derivative financial instruments - Schedule of notional quantities of commodity contract derivatives by type (Details) £ in Millions	12 Months Ended
	Mar. 31, 2023 GBP (£) MMBTU GWh	Mar. 31, 2022 GBP (£) MMBTU GWh
Forward purchases of gas
Disclosure of detailed information about financial instruments [line items]
Derivative non-monetary notional amount	22	28
Derivative term	3 years	1 year
Derivative contractual amount | £	£ 24	£ 86
Electricity swaps
Disclosure of detailed information about financial instruments [line items]
Derivative non-monetary notional amount | GWh	14,076	13,458
Gas swaps
Disclosure of detailed information about financial instruments [line items]
Derivative non-monetary notional amount	50	39
Gas options
Disclosure of detailed information about financial instruments [line items]
Derivative non-monetary notional amount	57	59